Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 68,819	$ 55,217	$ 157,697
Adjustments for:
Interest income	(33,516)	(18,919)	(20,192)
Finance costs	12,742	13,425	8,199
Depreciation of property, plant and equipment	9,904	6,730	1,766
Amortization of intangible assets	9	115	857
Dividend income	(8,616)	(8,681)	(9,935)
Gain on disposed financial assets at FVTPL and settled derivative financial assets			(123,634)
Gain from a bargain purchase			(4,469)
Gain on disposal of subsidiaries	(1,388)	(24,757)	(64,328)
Net fair value changes on financial assets at FVTPL (except derivative financial assets)	(44,005)	(26,389)	40,899
Fair value gain on over-allotment option	(126)
Share of losses of joint ventures		559	2,335
Impairment losses under expected credit loss model on financial assets			4,988
Operating cash flows before changes in working capital	3,823	(2,700)	(5,817)
(Increase)/decrease in accounts receivable	(100)	(4,113)	10,668
Decrease/(increase) in prepayments, deposits and other receivables	2,455	(1,352)	5,326
Increase in other payables and accruals	3,595	1,159	15,570
(Increase)/decrease in restricted cash	664	(72)	280
Increase/(decrease) in provisions	743	142	(355)
Changes in accounts payable and other assets	(2,730)	1,603	(1,156)
Payment of operating lease liabilities	(247)	(280)	(81)
Cash generated from/(used in/ operations	8,203	(5,613)	24,435
Profits tax paid	(862)		(1,605)
Dividend received	8,616	8,681	9,935
Interest received	1,878	2,091	7,213
Net cash generated from operating activities	17,835	5,159	39,978
CASH FLOWS FROM INVESTING ACTIVITIES
Addition to property, plant and equipment	(746)	(8)	(72)
Addition to financial assets at FVTPL	(150,000)	(7,228)	(1,591)
Decrease/(increase) in amount due from immediate holding company	59,314	(41,422)	(404,364)
Acquisition of subsidiaries, net of cash acquired		4,273	1,347
Net cash outflow from disposal of subsidiaries	(929)	(953)	(514)
Deposits paid for acquisitions	(82,609)
Acquisition of additional interests in subsidiaries			(1,647)
Collection of consideration receivable			90,687
Amount received from former subsidiaries			23,860
Amount received from a non-controlling shareholder of a subsidiary			20,000
Amount received from amounts due from joint ventures			6,515
Advance to a non-controlling shareholder of a subsidiary			(1,561)
Proceeds from disposal of financial assets at FVTPL			373
Net cash used in investing activities	(174,970)	(45,338)	(266,967)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares			93,600
Proceeds from issuance of shares of subsidiaries	163,166		100,000
Costs directly attributable to issuance of shares of subsidiaries	(2,274)
Repayment of bank borrowings	(164)	(16,757)	(396)
Repayment to non-controlling shareholder of a subsidiary		(15,675)
Proceeds from bank borrowings		33,000	25,000
Distribution to perpetual securities holders	(2,171)	(4,305)	(2,796)
Finance costs paid	(13,082)	(13,603)	(6,060)
Net cash flows generated from/(used in) financing activities	145,475	(17,340)	209,348
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(11,660)	(57,519)	(17,641)
Cash and cash equivalents at beginning of year	62,872	120,234	138,297
Effect of foreign exchange rate change, net	(138)	157	(422)
CASH AND CASH EQUIVALENTS AT END OF YEAR	51,074	62,872	120,234
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 51,074	$ 62,872	$ 120,234